Finance Costs, Net (Tables)	12 Months Ended
Dec. 31, 2022
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Components of Finance Costs, Net, Include Interest Expense (Income)
The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Year ended December 31,

	2022	2021
Interest expense:
Debt	165	161
Derivative financial instruments - hedging activities	(1)	(3)
Other, net	20	19
Fair value losses (gains) on cash flow hedges, transfer from equity (see note 19)	74	(10)
Net foreign exchange (gains) losses on debt	(74)	10
Net interest expense - debt and other	184	177
Net interest expense - leases	8	8
Net interest expense - pension and other post-employment benefit plans	11	13
Interest income	(7)	(2)
Net interest expense	196	196

Components of Finance Costs, Net, Include Other Finance Costs (Income)

	Year ended December 31,

	2022	2021
Net gains due to changes in foreign currency exchange rates	(114)	(27)
Net (gains) losses on derivative instruments	(328)	19
Other	(2)	-
Other finance income	(444)	(8)